SUPPLEMENT Dated February 7, 2008
To The Prospectus Dated April 30, 2007 For

ING GoldenSelect Access	ING GoldenSelect Landmark
ING GoldenSelect ESII	ING GoldenSelect Premium Plus
ING GoldenSelect Generations	ING Architect

Issued By ING USA Annuity and Life Insurance Company
Through Separate Account B of ING USA Annuity and Life Insurance Company

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

The following investment portfolios are now available under your Contract, with more information about them hereby added to “Appendix B – The Investment Portfolios” (and their names hereby added to the list of available investment portfolios toward the front of the prospectus).

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Bond Portfolio	The Portfolio seeks to maximize your level of current income
(Class S)	and preserve your capital. The Portfolio’s investment objective is not fundamental and may be changed without shareholder
Investment Adviser: ING Investments, LLC	vote.

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING WisdomTreeSM Global High–Yielding Equity Index	The Portfolio seeks investment returns that closely correspond
Portfolio	to the price and yield performance, before fees and expenses, of
(Class S)	the WisdomTreeSM Global High-Yielding Equity Index
(“Index”). The Portfolio’s investment objective is not
Investment Adviser: ING Investments, LLC	fundamental and may be changed without a shareholder vote.
Investment Subadviser: ING Investment Management Co.

Both the ING American Funds Bond Portfolio and ING WisdomTreeSM Global High – Yielding Equity
Index Portfolio are Covered Funds for purposes of determining your Contract’s death benefit and the value of your benefits under any living benefit rider, as applicable. The ING American Funds Bond
Portfolio is designated as an additional Fixed Allocation Fund and the ING WisdomTreeSM Global High –
Yielding Equity Index Portfolio as an Accepted Fund for purposes of any living benefit rider’s asset allocation requirements.

ING USA – 147326	02/2008

The following investment portfolio is now reopened to new premium and contract value allocations – with all references in the prospectus hereby changed accordingly. Also, please note the name change

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Van Kampen Capital Growth Portfolio	Seeks long-term capital appreciation.
(Class S)
(formerly, ING Van Kampen Equity Growth Portfolio)
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

The ING Van Kampen Capital Growth Portfolio is a Covered Fund for purposes of determining your
Contract’s death benefit and the value of your benefits under any living benefit rider, as applicable. The
ING Van Kampen Capital Growth Portfolio is designated as an Other Fund for purposes of any living benefit rider’s asset allocation requirements.

ING USA – 147326	02/2008